Earnings per share	6 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
Earnings per share	Earnings per shareBasic and diluted earnings per share of Class A and Class B common stock is computed by dividing net income/(loss) by the weighted average number of Class A and Class B common stock outstanding during the same period. Diluted earnings per share is calculated using our weighted-average outstanding common shares including the dilutive effect of stock awards as determined under the treasury stock method.
The following table presents our basic and diluted earnings per share:

	Three months ended June 30,		Six months ended June 30,
(€ thousands, except per share data)	2021	2020	2021	2020
Numerator:
Net income/(loss)	€(3,289)	€(20,158)	€(10,029)	€(234,424)

Denominator:
Weighted average shares of Class A and Class B common stock outstanding:
Basic	357,582	353,133	356,726	352,953
Diluted	357,582	353,133	356,726	352,953

Net income/(loss) per share:
Basic	€(0.01)	€(0.06)	€(0.03)	€(0.66)
Diluted	€(0.01)	€(0.06)	€(0.03)	€(0.66)

For the three and six months ended June 30, 2021 and 2020, diluted weighted average common shares outstanding does not include the effects of the exercise of outstanding stock options and RSUs as the inclusion of these instruments would have been anti-dilutive.